Derivative Instruments (Offsetting Derivative Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 3,949,712		$ 6,186,059
Gross amounts offset in the Statement of Financial Condition	(2,553,241)		(3,051,127)
Derivative Assets, Total	1,396,471		3,134,932
Financial Instruments
Collateral Received	(1,396,471)	[1],[2]	(3,134,932)	[1],[2]
Net Amount		[3],[4]		[5],[6],[7]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty A [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			929,808
Financial Instruments
Collateral Received			(929,808)	[1],[2]
Net Amount				[5],[6],[7]
Counterparty C [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	1,268,033		1,419,617
Financial Instruments
Collateral Received	(1,268,033)	[1],[2]	(1,419,617)	[1],[2]
Net Amount		[3],[4]		[5],[6],[7]
Counterparty D [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	94,635		547,636
Financial Instruments
Collateral Received	(94,635)	[1],[2]	(547,636)	[1],[2]
Net Amount		[3],[4]		[5],[6],[7]
Counterparty F [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			150,775
Financial Instruments
Collateral Received			(150,775)	[1],[2]
Net Amount				[5],[6],[7]
Counterparty G [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	33,803		87,096
Financial Instruments
Collateral Received	(33,803)	[1],[2]	(87,096)	[1],[2]
Net Amount		[3],[4]		[5],[6],[7]
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,383,484		5,563,595
Gross amounts offset in the Statement of Financial Condition	(2,020,816)		(2,666,534)
Derivative Assets, Total	1,362,668		2,897,061
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,439,459
Gross amounts offset in the Statement of Financial Condition			(509,651)
Derivative Assets, Total			929,808
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,755,738		2,721,786
Gross amounts offset in the Statement of Financial Condition	(487,705)		(1,302,169)
Derivative Assets, Total	1,268,033		1,419,617
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,627,746		1,402,350
Gross amounts offset in the Statement of Financial Condition	(1,533,111)		(854,714)
Derivative Assets, Total	94,635		547,636
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	566,228		622,464
Gross amounts offset in the Statement of Financial Condition	(532,425)		(384,593)
Derivative Assets, Total	33,803		237,871
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			428,000
Gross amounts offset in the Statement of Financial Condition			(277,225)
Derivative Assets, Total			150,775
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	566,228		194,464
Gross amounts offset in the Statement of Financial Condition	(532,425)		(107,368)
Derivative Assets, Total	$ 33,803		$ 87,096

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014.
[5]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[6]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.
[7]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.